Share-based compensation (Details) - Employee Stock Option [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Number of options,Outstanding,Begining of period	$ 756,703	$ 0
Number of options, Replacement options issued | shares		1,113,006
Number of options, Granted during the period | shares		0
Number of options, Exercised | shares		(9,477)
Number of options, Expired	(125,627)	(96,100)
Number of options, Forfeited	(114,990)	(250,726)
Number of options, Vested and expected to vest in the future	519,569	715,088
Number of options, Exercisable	412,586	476,191
Number of options,Outstanding,ending of period	516,086	756,703
Weighted average exercise price outstanding begining of period	$ 7.85	$ 0
Weighted average exercise price, Replacement options issued | $ / shares	7.94	7.76
Weighted average exercise price, Granted during the period | $ / shares		0
Weighted average exercise price, Exercised | $ / shares		6.56
Weighted average exercise price, Expired | $ / shares		9.07
Weighted average exercise price, Forfeited	7.93	7.36
Weighted average exercise price outstanding ending of period	7.56	7.85
Weighted average exercise price, Vested and expected to vest in the future	$ 7.56	$ 7.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 10 months 6 days	8 years 1 month 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	4 years 8 months 12 days	8 years 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	3 years 10 months 6 days	7 years 8 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value		25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic	$ 0	$ 25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	519,569	715,088
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number | shares	412,586	476,191
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price | $ / shares	$ 7.56	$ 7.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price | $ / shares	7.50	7.87
Weighted average exercise price, Exercisable	$ 7.50	$ 7.87
Aggregate Intrinsic Value Exercisable	$ 0
Aggregate Intrinsic Value Vested and expected to vest in the future	$ 0	$ 25